Fees and Expenses	Jan. 28, 2026 USD ($)
THE GABELLI SMALL CAP GROWTH FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Small Cap Growth Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Small Cap Growth Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 48 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus and “Distribution Plans” on page 39 of the Fund’s statement of additional information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees [Table]
	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.38%	1.38%	2.13%	1.13%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Cap Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$140	$437	$755	$1,657
Class A Shares	$707	$986	$1,286	$2,136
Class C Shares	$316	$667	$1,144	$2,462
Class I Shares	$115	$359	$622	$1,374

Expense Example, No Redemption Narrative [Text Block]	You would pay the following expenses if you did not redeem your shares of the Small Cap Growth Fund:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$140	$437	$755	$1,657
Class A Shares	$707	$986	$1,286	$2,136
Class C Shares	$216	$667	$1,144	$2,462
Class I Shares	$115	$359	$622	$1,374

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Cap Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance. During the most recent fiscal year, the Small Cap Growth Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	1.00%
THE GABELLI EQUITY INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Equity Income Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Equity Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 48 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus and “Distribution Plans” on page 39 of the Fund’s statement of additional information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees [Table]
	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	1.41%	1.41%	2.16%	1.16%

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Equity Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$144	$447	$772	$1,691
Class A Shares	$710	$995	$1,301	$2,167
Class C Shares	$319	$676	$1,159	$2,493
Class I Shares	$118	$368	$637	$1,408

Expense Example, No Redemption Narrative [Text Block]	You would pay the following expenses if you did not redeem your shares of the Equity Income Fund:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$144	$447	$772	$1,691
Class A Shares	$710	$995	$1,301	$2,167
Class C Shares	$219	$676	$1,159	$2,493
Class I Shares	$118	$368	$637	$1,408

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Income Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Equity Income Fund’s performance. During the most recent fiscal year, the Equity Income Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none
THE GABELLI FOCUSED GROWTH AND INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Focused Growth and Income Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Focused Growth and Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 48 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus and “Distribution Plans” on page 39 of the Fund’s statement of additional information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees [Table]
	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.41%	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.66%	1.66%	2.41%	1.41%
Fee Waiver and/or Expense Reimbursement(1)	0.00%	(0.41)%	0.00%	(0.61)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.66%	1.25%	2.41%	0.80%

(1)	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.80% for Class I Shares and 1.25% for Class A Shares. Under this same arrangement, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Focused Growth and Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Focused Growth and Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. This example also assumes that your investment has a 5% return each year, and that the Focused Growth and Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$169	$523	$901	$1,965
Class A Shares	$695	$1,031	$1,389	$2,395
Class C Shares	$344	$751	$1,285	$2,746
Class I Shares	$82	$387	$713	$1,637

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares of the Focused Growth and Income Fund:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$169	$523	$901	$1,965
Class A Shares	$695	$1,031	$1,389	$2,395
Class C Shares	$244	$751	$1,285	$2,746
Class I Shares	$82	$387	$713	$1,637

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Focused Growth and Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Focused Growth and Income Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Focused Growth and Income Fund’s performance. During the most recent fiscal year, the Focused Growth and Income Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	35.00%
The Gabelli Global Financial Services Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Global Financial Services Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Global Financial Services Fund. You may pay other fees, such as brokerage commissions and other fees financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 48 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Global Financial Services Fund’s prospectus and “Distribution Plans” on page 39 of the Fund’s statement of additional information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Shareholder Fees [Table]
	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None	None
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses(1)	0.37%	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses(1)	1.62%	1.62%	2.37%	1.37%
Fee Waiver and/or Expense Reimbursement(1)	(0.37)%	(0.37)%	(0.37)%	(0.37)%
Total Annual Fund Operating Expenses After Fee Wavier and/or Expense Reimbursement	1.25%	1.25%	2.00%	1.00%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year. The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Global Financial Services Fund to the extent necessary to maintain the Total Annual Global Financial Services Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. Under this same arrangement, the Global Financial Services Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Global Financial Services Fund’s adjusted Total Annual Global Financial Services Fund Operating Expenses would not exceed an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively, after giving effect to the repayments. This arrangement is in effect through January 31, 2027, and may be terminated only by the Board of Directors of the Company before such time. The Global Financial Services Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Global Financial Services Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Global Financial Services Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Financial Services Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example assumes a waiver of expenses through the date of the expiration of the waiver, and reflects Total Annual Fund Operating Expenses following the date of the expiration of the waiver. The example also assumes that your investment has a 5% return each year and that the Global Financial Services Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$127	$475	$847	$1,892
Class A Shares	$695	$1,023	$1,373	$2,357
Class C Shares	$303	$704	$1,232	$2,678
Class I Shares	$102	$397	$714	$1,613

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares of the Global Financial Services Fund:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$127	$475	$847	$1,892
Class A Shares	$695	$1,023	$1,373	$2,357
Class C Shares	$203	$704	$1,232	$2,678
Class I Shares	$102	$397	$714	$1,613

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Global Financial Services Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Financial Services Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Global Financial Services Fund’s performance. During the most recent fiscal year, the Global Financial Services Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%